Document and Entity Information	Nov. 13, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001798749
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	Jade Biosciences, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-40544
Entity Tax Identification Number	83-1377888
Entity Address, Address Line One	221 Crescent St.
Entity Address, Address Line Two	Building 23
Entity Address, Address Line Three	Suite 105
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	(781)
Local Phone Number	312-3013
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	JBIO
Entity Emerging Growth Company	true
Entity Ex Transition Period	true